Long-term Borrowings, excluding Current Portion (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Long-term Borrowings, excluding Current Portion
Convertible Debt		¥ 1,151,560
Long-term borrowings		4,324	¥ 135,389
Long-term borrowings		1,205,384
Less: current portion (Note 9)		(4,324)	(11,065)
Long-term borrowings , excluding current portion	$ 167,488	¥ 1,151,560	¥ 124,324